Segment Disclosures (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Disclosure of operating segments	Earnings Information

Year ended Dec. 31, 2020	Hydro	Wind and Solar(1)	North American Gas(2)	Australian Gas	Alberta Thermal(3)	Centralia(3)	Energy Marketing	Corporate	Total	Equity accounted investments(1)	IFRS Financials
Revenues	152	332	217	158	619	497	122	7	2,104	(3)	2,101
Fuel, carbon compliance and purchased power	8	25	66	10	573	279	—	7	968	—	968
Gross margin	144	307	151	148	46	218	122	—	1,136	(3)	1,133
Operations, maintenance and administration	37	53	49	32	131	60	30	80	472	—	472
Depreciation and amortization	28	136	46	43	270	105	2	25	655	(1)	654
Asset impairment	2	—	—	—	75	7	—	—	84	—	84
Taxes, other than income taxes	2	8	2	—	15	5	—	1	33	—	33
Net other operating expense (income)	—	—	—	—	(11)	—	—	—	(11)	—	(11)
Operating income (loss)	75	110	54	73	(434)	41	90	(106)	(97)	(2)	(99)
Equity income from associate(1)	—	—	—	—	—	—	—	—	—	1	1
Finance lease income	—	—	5	2	—	—	—	—	7	—	7
Net interest expense									(239)	1	(238)
Foreign exchange loss									17	—	17
Gain on sale of assets and other									9	—	9
Earnings before income taxes									(303)	—	(303)
(1) Skookumchuck has been included on a proportionate basis in the Wind and Solar segment.
(2) This segment was previously known as the Canadian Gas segment but renamed with the acquisition of the US cogeneration facility in the second quarter of 2020. Refer to Note 4(K) for further details.
(3) The Canadian Coal segment was renamed Alberta Thermal and the US Coal segment was renamed Centralia in the third quarter of 2020.

Year ended Dec. 31, 2019	Hydro	Wind and Solar	North American Gas(1)	Australian Gas	Alberta Thermal(2)	Centralia(2)	Energy Marketing	Corporate	Total
Revenues	156	312	209	160	816	571	129	(6)	2,347
Fuel, carbon compliance and purchased power	7	16	74	9	570	416	—	(6)	1,086
Gross margin	149	296	135	151	246	155	129	—	1,261
Operations, maintenance and administration	36	50	44	37	138	67	30	73	475
Depreciation and amortization	32	124	41	48	233	83	2	27	590
Asset impairment (reversal)	2	—	—	—	15	(10)	—	18	25
Gain on termination of Keephills 3 coal rights contract (Note 4(R))	—	—	—	—	(88)	—	—	—	(88)
Taxes, other than income taxes	3	8	1	—	13	3	—	1	29
Termination of Sundance B and C PPAs (Note 9)	—	—	—	—	(56)	—	—	—	(56)
Net other operating expense (income)	—	(10)	(1)	—	(40)	—	—	2	(49)
Operating income (loss)	76	124	50	66	31	12	97	(121)	335
Finance lease income	—	—	6	—	—	—	—	—	6
Net interest expense									(179)
Foreign exchange loss									(15)
Gain on sale of assets and other									46
Earnings before income taxes									193
(1) This segment was previously known as the Canadian Gas segment but renamed with the acquisition of the US cogeneration facility in the second quarter of 2020. Refer to Note 4(K) for further details.
(2) The Canadian Coal segment was renamed Alberta Thermal and the US Coal segment was renamed Centralia in the third quarter of 2020.

Year ended Dec. 31, 2018	Hydro	Wind and Solar	North American Gas(1)	Australian Gas	Alberta Thermal(2)	Centralia(2)	Energy Marketing	Corporate	Total
Revenues	156	282	232	165	912	442	67	(7)	2,249
Fuel, carbon compliance and purchased power	6	17	96	8	666	314	—	(7)	1,100
Gross margin	150	265	136	157	246	128	67	—	1,149
Operations, maintenance and administration	38	50	48	37	171	61	24	86	515
Depreciation and amortization	30	110	43	49	241	74	2	25	574
Asset impairment	—	12	—	—	38	—	—	23	73
Taxes, other than income taxes	3	8	1	—	13	5	—	1	31
Termination of Sundance B and C PPAs (Note 9)	—	—	—	—	(157)	—	—	—	(157)
Net other operating income	—	(6)	—	—	(41)	—	—	—	(47)
Operating income (loss)	79	91	44	71	(19)	(12)	41	(135)	160
Finance lease income	—	—	8	—	—	—	—	—	8
Net interest expense									(250)
Foreign exchange loss									(15)
Gain on sale of assets									1
Earnings before income taxes									(96)
(1) This segment was previously known as the Canadian Gas segment but renamed with the acquisition of the US cogeneration facility in the second quarter of 2020. Refer to Note 4(K) for further details.
(2) The Canadian Coal segment was renamed Alberta Thermal and the US Coal segment was renamed Centralia in the third quarter of 2020.

Disclosure of selected consolidated statements of financial position information	Selected Consolidated Statements of Financial Position Information

As at Dec. 31, 2020	Hydro	Wind and Solar	North American Gas(2)	Australian Gas	Alberta Thermal(1)	Centralia(1)	Energy Marketing	Corporate	Total
PP&E	467	2,005	382	421	2,271	260	—	16	5,822
Right-of-use assets	6	55	1	4	53	—	—	22	141
Intangible assets	4	159	32	34	31	5	7	41	313
Goodwill	258	175	—	—	—	—	30	—	463

As at Dec. 31, 2019	Hydro	Wind and Solar	North American Gas(2)	Australian Gas	Alberta Thermal(1)	Centralia(1)	Energy Marketing	Corporate	Total
PP&E	469	1,947	392	489	2,540	352	1	17	6,207
Right-of-use assets	6	56	—	4	68	—	—	12	146
Intangible assets	5	173	2	37	41	6	9	45	318
Goodwill	258	176	—	—	—	—	30	—	464
(1) The Canadian Coal segment was renamed Alberta Thermal and the US Coal segment was renamed Centralia in the third quarter of 2020.
(2) This segment was previously known as the Canadian Gas segment but renamed with the acquisition of the US cogeneration facility in the second quarter of 2020. Refer to Note 4(K) for further details.
Disclosure of components in other non-current assets
Additions to non-current assets are as follows:

Year ended Dec. 31, 2020	Hydro	Wind and Solar	North American Gas(2)	Australian Gas	Alberta Thermal(1)	Centralia(1)	Energy Marketing	Corporate	Total
Additions to non-current assets:
PP&E	22	174	39	10	200	28	—	13	486
Intangible assets	—	—	—	—	1	—	—	13	14

Year ended Dec. 31, 2019	Hydro	Wind and Solar	North American Gas(2)	Australian Gas	Alberta Thermal(1)	Centralia(1)	Energy Marketing	Corporate	Total
Additions to non-current assets:
PP&E	23	229	36	6	114	8	—	1	417
Intangible assets	—	—	—	—	2	—	—	12	14

Year ended Dec. 31, 2018	Hydro	Wind and Solar	North American Gas(2)	Australian Gas	Alberta Thermal(1)	Centralia(1)	Energy Marketing	Corporate	Total
Additions to non-current assets:
PP&E	16	117	21	6	101	14	—	2	277
Intangible assets	—	—	—	—	3	—	—	17	20
(1) The Canadian Coal segment was renamed Alberta Thermal and the US Coal segment was renamed Centralia in the third quarter of 2020.
(2) This segment was previously known as the Canadian Gas segment but renamed with the acquisition of the US cogeneration facility in the second quarter of 2020. Refer to Note 4(K) for further details.
Disclosure of reconciliation between depreciation and amortization
The reconciliation between depreciation and amortization reported on the Consolidated Statements of Earnings (Loss) and the Consolidated Statements of Cash Flows is presented below:

Year ended Dec. 31	2020	2019	2018
Depreciation and amortization expense on the Consolidated Statements of Earnings (Loss)	654	590	574
Depreciation included in fuel, carbon compliance and purchased power (Note 6)	144	119	136
Depreciation and amortization on the Consolidated Statements of Cash Flows	798	709	710

Disclosure of geographical areas	Revenues

Year ended Dec. 31	2020	2019	2018
Canada	1,227	1,460	1,573
US	716	727	511
Australia	158	160	165
Total revenue	2,101	2,347	2,249

II. Non-Current Assets

	Property, plant and equipment		Right-of-use assets		Intangible assets		Other assets		Goodwill

As at Dec. 31	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
Canada	4,661	4,854	107	109	185	213	74	75	418	418
US	737	863	30	33	94	68	61	47	45	46
Australia	424	490	4	4	34	37	71	76	—	—
Total	5,822	6,207	141	146	313	318	206	198	463	464